Related Party Transactions (Details) - NorthView Acquisition Corp [Member] - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 24, 2025	Feb. 11, 2025	Apr. 27, 2023	Dec. 22, 2021	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Mar. 22, 2024	Jan. 10, 2024	Jun. 15, 2023
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001
Cancellation shares of common stock (in Shares)						862,500
Common stock exceeds per share (in Dollars per share)											$ 12		$ 12
Principal amount															$ 2,500,000		$ 1,500,000
Common stock price (in Dollars per share)															$ 2.22		$ 2.22
Outstanding amount									$ 1,919,796		$ 1,919,796		$ 1,919,796
Convertible loans													1,500,000
Administrative service fee									0	$ 0	0	$ 0	0	$ 30,000
Expenses incurred and paid													$ 50,000	$ 50,000
Percentage of original issue discount		10.00%
Change in fair value of securities purchase agreement											193,878
Paid costs	$ 8,820
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Convertible loans									$ 1,500,000		$ 1,500,000
conversion price (in Dollars per share)									$ 1		$ 1		$ 1
Ascent Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount		$ 22,222,222
Purchase price		$ 20,000,000
Percentage of original issue discount		10.00%
PIPE Convertible Note [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days											10 years
Aggregate principal amount									$ 10,000,000		$ 10,000,000
Purchase price											$ 9,000,000
Percentage of original issue discount											10.00%
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)				$ 11.5
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 10
Aggregate shares (in Shares)				450,000			5,175,000
Forfeiture shares (in Shares)					4,743,750
Common stock price (in Dollars per share)																$ 0.05
Common Stock [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)				$ 11.5
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)																		$ 2
Business combination											$ 1,299,040		$ 791,407
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price							$ 25,000
Price per share (in Dollars per share)							$ 0.005
Sponsor amount			$ 1,200,000
Due to related party									50,000		$ 50,000		$ 50,000
Sponsor [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)			$ 1
Sponsor [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Cancellation shares of common stock (in Shares)						862,500		862,500
Common stock, description											On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock		On December 20, 2021, the Company effected a 1.1-for-1 stock dividend of its common stock
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note									10,288,111		$ 10,288,111		$ 8,908,052
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price							$ 25,000
Price per share (in Dollars per share)							$ 0.005
Aggregate shares (in Shares)							5,175,000
Common stock, par value (in Dollars per share)							$ 0.0001
Aggregate number of shares owned (in Shares)					4,743,750
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses per month											5,000		5,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price							$ 25,000
Price per share (in Dollars per share)							$ 0.005
Aggregate shares (in Shares)							5,175,000
Common stock, par value (in Dollars per share)							$ 0.0001
Sponsor [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Due to related party									$ 50,000		$ 50,000		$ 50,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days											20 days		20 days
Minimum [Member] | PIPE Convertible Note [Member]
Related Party Transactions (Details) [Line Items]
conversion price (in Dollars per share)									$ 10		$ 10
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days											30 days		30 days
Maximum [Member] | PIPE Convertible Note [Member]
Related Party Transactions (Details) [Line Items]
conversion price (in Dollars per share)									95		$ 95
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, description													On December 20, 2021, the Company effected a 1.1-for-1 stock dividend of its common stock
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)				$ 10
Forfeiture shares (in Shares)						618,750							618,750
Over-Allotment Option [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)									$ 11.5		$ 11.5		$ 11.5